Equity-Based Compensation - Schedule of Units Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Strategic Performance Units (SPUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting percentage	200.00%
Vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	208,459	219,363	230,900
Granted (in shares)	131,610	111,930	116,790
Forfeited (in shares)	(8,463)	(29,283)	(13,828)
Vested (in shares)	(98,295)	(93,551)	(114,499)
Outstanding at end of period (in shares)	233,311	208,459	219,363
Expected to vest (in shares)	219,844
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Grant Date Weighted-Average Price Per Unit (in dollars per share)	$ 48.46	$ 47.89	$ 39.30
Granted, Grant Date Weighted-Average Price Per Unit (in dollars per share)	45.31	43.25	54.05
Forfeited, Grant Date Weighted-Average Price Per Unit (in dollars per share)	46.27	48.02	40.75
Vested, Grant Date Weighted-Average Price Per Unit (in dollars per share)	54.05	41.02	37.72
Ending Balance, Grant Date Weighted-Average Price Per Unit (in dollars per share)	44.41	$ 48.46	$ 47.89
Expected to vest, Grant Date Weighted-Average Price Per Unit (in dollars per share)	44.35
Outstanding at end of period, Measurement Date Weighted Average Price Per Unit (in dollars per share)	45.86
Expected to vest, Measurement Date Weighted Average Price Per Unit (in dollars per share)	$ 45.98
Strategic Performance Units (SPUs) | 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vesting percentage			115.00%
Strategic Performance Units (SPUs) | 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vesting percentage		115.00%
Strategic Performance Units (SPUs) | 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Vesting percentage	130.00%
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	204,368	171,202	207,522
Granted (in shares)	132,870	147,540	122,650
Forfeited (in shares)	(3,240)	(17,400)	(11,130)
Vested (in shares)	(126,681)	(96,974)	(147,840)
Outstanding at end of period (in shares)	207,317	204,368	171,202
Expected to vest (in shares)	185,785
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Grant Date Weighted-Average Price Per Unit (in dollars per share)	$ 49.85	$ 48.11	$ 40.18
Granted, Grant Date Weighted-Average Price Per Unit (in dollars per share)	45.33	47.84	53.73
Forfeited, Grant Date Weighted-Average Price Per Unit (in dollars per share)	48.62	48.40	41.96
Vested, Grant Date Weighted-Average Price Per Unit (in dollars per share)	50.13	44.00	42.10
Ending Balance, Grant Date Weighted-Average Price Per Unit (in dollars per share)	46.80	$ 49.85	$ 48.11
Expected to vest, Grant Date Weighted-Average Price Per Unit (in dollars per share)	46.72
Outstanding at end of period, Measurement Date Weighted Average Price Per Unit (in dollars per share)	45.97
Expected to vest, Measurement Date Weighted Average Price Per Unit (in dollars per share)	$ 45.90